Property and Equipment - Depreciation and Amortization Expense (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 3.0	$ 1.4	$ 3.7	$ 1.7	$ 0.6